Deutsche Investment Management Americas Inc.
                              One Beacon Street
                              Boston, MA 02108


                              February 19, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


RE: Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of DWS Variable Series I (the "Trust"); (Reg. Nos. 2-96461, 811-4257)


Ladies and Gentlemen:

     On behalf of the Trust, we are filing today through the EDGAR system, Post-Effective Amendment No. 44 to the Trust's Registration Statement on Form N-1A (the "Amendment"). The Amendment has been electronically coded to show changes from the Trust's Prospectuses and Statement of Additional Information ("SAI") filed with the Securities and Exchange Commission (the "Commission") on April 28, 2008 in Post-Effective Amendment No. 43.

     The Amendment is being filed under paragraph (a) of Rule 485 under the Securities Act of 1933, as amended, and Rule 8b-16 under the Investment Company Act of 1940, as amended, for review and comment by the staff of the Commission. Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2009. No fees are required in connection with this filing.

     The Amendment is being filed on behalf of Trust to include disclosure, for DWS Bond VIP (the "Fund"), a series of the Trust, relating to a change in the Fund's investment management strategy by: (i) adding disclosure regarding the Fund's increased ability to invest in securities that are below investment-grade; (ii) changing the disclosure regarding the percentage of total assets available for the Fund to invest in below investment-grade securities, and in US dollar- and foreign currency-dominated bonds; and (iii) removing disclosure regarding Aberdeen Asset Management Inc. as sub-advisor to the Fund.

     Other than the disclosure relating to the foregoing, the disclosure in the Fund's Prospectuses and SAI represents standard DWS disclosure that has been, or is currently in the process of being, reviewed by the staff of the Commission.

     Please direct any comments or questions on this filing to the undersigned at 617-295-2565.


                                   Very truly yours,


                                   /s/Caroline Pearson

                                   Caroline Pearson
                                   Managing Director,
                                   Deutsche Investment Management Americas Inc.


cc:      John Marten, Esq., Vedder